MONEY MARKET OBLIGATIONS TRUST

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                  May 31, 2005


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: MONEY MARKET OBLIGATIONS TRUST (the "Trust")
            Tax-Free Instruments Trust ("Fund")
           1933 Act File No. 33-31602
           1940 Act File No. 811-5950



Dear Sir or Madam:

     Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statement of Additional Information dated May 31, 2005, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 80 on May 27, 2005.

     If you have any questions regarding this certification, please contact me at (412) 288-7268.

                                                Very truly yours,



                                                /s/ George F. Magera
                                                George F. Magera
                                                Assistant Secretary